E. LOANS, Past due loans (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Originated
Past Due, Total	$ 2,204	$ 6,401
Current	634,017	589,596
Total Loans	636,221	595,997
Originated | Commercial real estate
Past Due, Total	0	1,541
Current	331,392	312,600
Total Loans	331,392	314,141
Originated | Commercial real estate | Past Due, 30 - 59 days
Past Due, Total	0	1,541
Originated | Commercial real estate | Past Due, 60 - 89 days
Past Due, Total	0	0
Originated | Commercial real estate | Past Due, More than 90 days
Past Due, Total	0	0
Originated | Real Estate Construction
Past Due, Total	140	1,431
Current	36,514	37,478
Total Loans	36,654	38,909
Originated | Real Estate Construction | Past Due, 30 - 59 days
Past Due, Total	0	706
Originated | Real Estate Construction | Past Due, 60 - 89 days
Past Due, Total	0	725
Originated | Real Estate Construction | Past Due, More than 90 days
Past Due, Total	140	0
Originated | Real Estate Multi family
Past Due, Total	0	0
Current	74,712	47,607
Total Loans	74,712	47,607
Originated | Real Estate Multi family | Past Due, 30 - 59 days
Past Due, Total	0	0
Originated | Real Estate Multi family | Past Due, 60 - 89 days
Past Due, Total	0	0
Originated | Real Estate Multi family | Past Due, More than 90 days
Past Due, Total	0	0
Originated | Real Estate 1 to 4 family
Past Due, Total	76	2,171
Current	148,917	151,701
Total Loans	148,993	153,872
Originated | Real Estate 1 to 4 family | Past Due, 30 - 59 days
Past Due, Total	0	1,363
Originated | Real Estate 1 to 4 family | Past Due, 60 - 89 days
Past Due, Total	0	737
Originated | Real Estate 1 to 4 family | Past Due, More than 90 days
Past Due, Total	76	71
Originated | Commercial and industrial
Past Due, Total	1,988	1,258
Current	40,852	38,636
Total Loans	42,840	39,894
Originated | Commercial and industrial | Past Due, 30 - 59 days
Past Due, Total	845	0
Originated | Commercial and industrial | Past Due, 60 - 89 days
Past Due, Total	23	0
Originated | Commercial and industrial | Past Due, More than 90 days
Past Due, Total	1,120	1,258
Originated | Consumer
Past Due, Total	0	0
Current	1,630	1,574
Total Loans	1,630	1,574
Originated | Consumer | Past Due, 30 - 59 days
Past Due, Total	0	0
Originated | Consumer | Past Due, 60 - 89 days
Past Due, Total	0	0
Originated | Consumer | Past Due, More than 90 days
Past Due, Total	0	0
Purchased Not credit impaired
Past Due, Total	2,700	245
Current	112,859	136,431
Total Loans	115,559	136,676
Purchased Not credit impaired | Past Due, 30 - 59 days
Past Due, Total		245
Purchased Not credit impaired | Past Due, 60 - 89 days
Past Due, Total		0
Purchased Not credit impaired | Past Due, More than 90 days
Past Due, Total		0
Purchased Not credit impaired | Commercial real estate
Past Due, Total	550	0
Current	71,789	84,548
Total Loans	72,339	84,548
Purchased Not credit impaired | Commercial real estate | Past Due, 30 - 59 days
Past Due, Total	0	0
Purchased Not credit impaired | Commercial real estate | Past Due, 60 - 89 days
Past Due, Total	0	0
Purchased Not credit impaired | Commercial real estate | Past Due, More than 90 days
Past Due, Total	550	0
Purchased Not credit impaired | Real Estate Construction
Past Due, Total	0	0
Current	1,509	5,907
Total Loans	1,509	5,907
Purchased Not credit impaired | Real Estate Construction | Past Due, 30 - 59 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate Construction | Past Due, 60 - 89 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate Construction | Past Due, More than 90 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate Multi family
Past Due, Total	0	0
Current	9,232	15,990
Total Loans	9,232	15,990
Purchased Not credit impaired | Real Estate Multi family | Past Due, 30 - 59 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate Multi family | Past Due, 60 - 89 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate Multi family | Past Due, More than 90 days
Past Due, Total	0	0
Purchased Not credit impaired | Real Estate 1 to 4 family
Past Due, Total	2,150	175
Current	22,298	17,917
Total Loans	24,448	18,092
Purchased Not credit impaired | Real Estate 1 to 4 family | Past Due, 30 - 59 days
Past Due, Total	0	175
Purchased Not credit impaired | Real Estate 1 to 4 family | Past Due, 60 - 89 days
Past Due, Total	2,150	0
Purchased Not credit impaired | Real Estate 1 to 4 family | Past Due, More than 90 days
Past Due, Total	0	0
Purchased Not credit impaired | Commercial and industrial
Past Due, Total	0	70
Current	8,031	12,069
Total Loans	8,031	12,139
Purchased Not credit impaired | Commercial and industrial | Past Due, 30 - 59 days
Past Due, Total	0	70
Purchased Not credit impaired | Commercial and industrial | Past Due, 60 - 89 days
Past Due, Total	0	0
Purchased Not credit impaired | Commercial and industrial | Past Due, More than 90 days
Past Due, Total	0	0
Purchased Credit impaired
Past Due, Total	0	1,304
Current	1,233
Total Loans	1,233	1,304
Purchased Credit impaired | Commercial real estate
Past Due, Total	0	1,304
Current	1,233
Total Loans	$ 1,233	$ 1,304